MANAGERS TRUST I

MANAGERS AMG FQ TAX-MANAGED U.S. EQUITY FUND

MANAGERS AMG FQ U.S. EQUITY FUND

Supplement dated July 16, 2008

to the Prospectus dated March 1, 2008 (as supplemented June 11, 2008)

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund (each a “Fund,” and collectively the “Funds”), each a series of Managers Trust I, contained in the Funds’ Prospectus dated March 1, 2008, as supplemented June 11, 2008 (the “Prospectus”).

Effective April 30, 2008, Max Darnell, Jia Ye and Nelson Wicas assumed responsibility with Christopher G. Luck as portfolio managers jointly and primarily responsible for the day-to-day management of the Funds subadvised by First Quadrant L.P. Accordingly, all references in the Prospectus to the portfolio managers of the Funds shall now refer to Max Darnell, Christopher G. Luck, Jia Ye and Nelson Wicas, and the first paragraph under “Fund Management – Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund” on page 18 of the Prospectus is hereby deleted and replaced with the following:

Max Darnell, Christopher G. Luck, CFA, Jia Ye and Nelson Wicas are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio and for supervising the day-to-day operations of the portfolio management team dedicated to the Funds. Mr. Darnell is a Partner of First Quadrant, and is also First Quadrant’s Chief Investment Officer and a Director of Research (equities and derivatives products), positions he has held since 2002 and 2000, respectively. As Chief Investment Officer, Mr. Darnell is responsible for overseeing investment products with an emphasis on strategic research and development initiatives. Mr. Darnell joined First Quadrant in 1991 as Manager of Derivatives Research. Mr. Luck is a Partner of First Quadrant and Director of Equity Portfolio Management, positions he has held since 1996, and is also Director of Global Equities, a position he has held since 2004. Ms. Ye is a Partner of First Quadrant and Chief Investment Strategist, positions she has held since 2008 and 2006, respectively. In 2000, Ms. Ye was named Director (Equities Research), responsible for overseeing the firm’s global market neutral strategies and involved in the construction of equity signals for both domestic and international markets, risk management, and product designs. Mr. Wicas has been Director of Global Equities Research at First Quadrant since March of 2008. Prior to joining First Quadrant, Mr. Wicas was a Principal in the Quantitative Equity Group of Research at Vanguard Group from 2007 through February 2008 and a Principal in the Investment Counseling and Research Group at Vanguard Group from 2003-2006.

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MANAGERS TRUST I

MANAGERS AMG FQ TAX-MANAGED U.S. EQUITY FUND

MANAGERS AMG FQ U.S. EQUITY FUND

Supplement dated July 16, 2008

to the Statement of Additional Information dated March 1, 2008

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund (each a “Fund,” and collectively the “Funds”), each a series of Managers Trust I, contained in the Funds’ Statement of Additional Information dated March 1, 2008 (the “SAI”).

Effective April 30, 2008, Max Darnell, Jia Ye and Nelson Wicas assumed responsibility with Christopher G. Luck as portfolio managers jointly and primarily responsible for the day-to-day management of the Funds subadvised by First Quadrant L.P. Accordingly, all references in the SAI to the portfolio managers of the Funds shall now refer to Max Darnell, Christopher G. Luck, Jia Ye and Nelson Wicas.

In addition, under the heading “Other Accounts Managed by the Portfolio Managers (as of October 31, 2007),” the section titled “Managers AMG FQ U.S. Equity Fund and Managers AMG FQ Tax-Managed U.S. Equity Fund” on page 31 of the SAI is hereby deleted and replaced with the following:

Managers AMG FQ U.S. Equity Fund (information as of April 30, 2008)

Portfolio Manager: Max Darnell
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	6	$380	0	$0
Other Pooled Investment Vehicles	14	$2,861	9	$2,337
Other Accounts	76	$26,487	21	$9,258

Portfolio Manager: Christopher G. Luck
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	4	$195	0	$0
Other Pooled Investment Vehicles	1	$214	0	$0
Other Accounts	45	$7,120	5	$2,048

Portfolio Manager: Jia Ye
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	4	$195	0	$0
Other Pooled Investment Vehicles	1	$214	0	$0
Other Accounts	45	$7,120	5	$2,048

Portfolio Manager: Nelson Wicas
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	4	$195	0	$0
Other Pooled Investment Vehicles	1	$214	0	$0
Other Accounts	45	$7,120	5	$2,048

    1 Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Managers AMG FQ Tax-Managed U.S. Equity Fund (information as of April 30, 2008)

Portfolio Manager: Max Darnell
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	6	$350	0	$0
Other Pooled Investment Vehicles	14	$2,861	9	$2,337
Other Accounts	76	$26,487	21	$9,258

Portfolio Manager: Christopher G. Luck
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	4	$164	0	$0
Other Pooled Investment Vehicles	1	$214	0	$0
Other Accounts	45	$7,120	5	$2,048

Portfolio Manager: Jia Ye
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	4	$164	0	$0
Other Pooled Investment Vehicles	1	$214	0	$0
Other Accounts	45	$7,120	5	$2,048

Portfolio Manager: Nelson Wicas
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	4	$164	0	$0
Other Pooled Investment Vehicles	1	$214	0	$0
Other Accounts	45	$7,120	5	$2,048

    1 Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Furthermore, under “Portfolio Manager Ownership of the Funds (as of October 31, 2007),” the sections titled “Managers AMG FQ U.S. Equity Fund” and “Managers AMG FQ Tax-Managed U.S. Equity Fund” on page 33 of the SAI are hereby deleted and replaced with the following:

Managers AMG FQ U.S. Equity Fund (information as of April 30, 2008)

Mr. Darnell: None

Mr. Luck: None

Ms. Ye: None

Mr. Wicas: None

Managers AMG FQ Tax-Managed U.S. Equity Fund (information as of April 30, 2008)

Mr. Darnell: None

Mr. Luck: $100,001 to $500,000

Ms. Ye: None

Mr. Wicas: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE